[The American Funds Group(r)]

ANNUAL REPORT

THE BOND FUND OF AMERICA

For the year ended December 31, 1998

[cover photo:  various currency]

THE BOND FUND OF AMERICA(SM)

Seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

BFA is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

RESULTS AT A GLANCE
assuming distributions reinvested or interest compounded for periods ended December 31, 1998
                              Average Annual Compound Returns

                                                                                    Lifetime

                                 1998           5 years           10 years          (since 5/28/74)

The Bond Fund of America         +5.2%          +6.6%             +9.2%             +10.2%

Lehman Brothers Aggregate        +8.7           +7.3              +9.3              +9.7/1/
Bond Index

Rank vs. comparable              144th of 158   33rd of 82        10th of 41        2nd of 17
funds/2/

Average savings                  +4.2           +4.0              +4.8              +6.6
institution/3/

Consumer Price Index/4/          +1.6           +2.4              +3.1              +5.1




/1/The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used. These indexes serve as a proxy for the broad U.S. investment-grade bond market and are unmanaged.
/2/BFA's rank based on total return vs. corporate A-rated bond funds, according to Lipper Analytical Services. Lipper rankings do not include the effects of sales charges.
/3/Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.
/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results in this report were computed without a sales charge unless otherwise indicated. The fund's 30-day yield as of January 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 6.47%.

FIGURES SHOWN ARE PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

PREPARING FOR THE YEAR 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.


FELLOW SHAREHOLDERS:

Calendar 1998 was unusual for the wide range of returns among different types of bonds. On the upside, U.S. Treasury securities were the darlings of investors seeking the relative safety of dollar-denominated government bonds. However, no other sector of the bond market - not even federal agency obligations - was able to match Treasury gains. Mortgage-backed securities rose modestly in price, but higher yielding bonds and emerging markets obligations declined, reflecting the economic uncertainties generated by the economic crises in Asia and Russia.

That disparity was reflected in The Bond Fund of America's 12-month results. The fund, which invests in a wider range of securities than many of its peers, had a 5.2% total return for the year. That lagged both the 8.7% increase in the Lehman Brothers Aggregate Bond Index and the 7.5% average return of the 158 corporate A-rated bond funds tracked by Lipper Analytical Services. Over longer, more meaningful periods, though, the fund has provided exceptional returns for shareholders. Since beginning operations on May 28, 1974, The Bond Fund of America's 989.5% total return - 10.2% annualized - has outpaced both the Lehman index and the Lipper average for the same period. Over its lifetime, it ranks second among comparable funds, as the table opposite shows.

As investors continued to bid up prices of U.S. Treasury securities, and with a global financial crisis throwing business growth in doubt, many other issues - particularly those at the lower end of the credit spectrum - retreated sharply. (By way of comparison, the average high-yield bond fund declined 0.1% for the year, according to Lipper.) The downturn was indiscriminate, taking many fundamentally healthy issuers with it; matters worsened when a noted hedge fund was forced to sell off large positions to cover its losses. After the Federal Reserve cut short-term interest rates three times in the fall in an effort to stabilize credit markets, most sectors of the bond market rallied in November, recovering at least part of their earlier declines.

Throughout these market movements, your fund continued to produce a generous stream of current income. Shareholders who reinvested their monthly dividends totaling 95 cents a share had an income return of 7.0%. Due to the decline in bond prices, however, the fund's net asset value fell to $13.61 from $14.00 a year ago, resulting in the total return (dividends plus appreciation) of 5.2%.

At the end of 1998, BFA held securities worth $9.5 billion. Corporate issues account for about 60% of the portfolio. Most are top-grade bonds, but roughly 24% of net assets are invested in lower rated instruments that offer higher yields to compensate for greater risk. Over the years, these securities have made important contributions to the fund's long-term results, and we believe that they will continue to do so.

One of the advantages of a long-term perspective is that it allows us to make carefully reasoned judgments about events that may influence different sectors of the bond market. Our convictions are bolstered by considerable research into the health and prospects of individual issuers. In a number of cases, the broad declines in the fall brought promising securities within an attractive price range. During the year, we also reduced our exposure to U.S. Treasury securities and added to holdings in other sectors we believe offered better value, such as mortgage- and asset-backed securities.

Looking forward, the U.S. economic expansion, now in its eighth year, shows few signs of subsiding. While we are cautiously optimistic, the fits and starts of the past year may have been a shot across the bow, a warning sign about what lies ahead. It is also difficult to predict how other global events might influence the economic outlook and the prospect for bonds. As always, we will continue to monitor these events and ultimately act on what we believe is most appropriate for shareholders.

On the following pages, we invite you to meet a BFA shareholder family making the fund part of its long-term financial plans. We look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/Abner D. Goldstine
Abner D. Goldstine
President
February 16, 1999

[Begin Sidebar]
Here's how a $10,000 investment grew between May 28, 1974 - when The Bond Fund of America began operations - and December 31, 1998, the end of its latest fiscal year.

Unlike figures presented earlier in the report, the fund's results in this chart reflect payment of the maximum sales charge of 4.75%, so the net amount invested was $9,525 vs. $10,000 in the Lehman Brothers Aggregate Bond Index, which is unmanaged and has no sales charges, commissions or expenses.

As you can see, the investment in The Bond Fund of America would have grown to $103,771 vs. $97,410 in the Lehman index.
[End Sidebar]

HOW A $10,000 INVESTMENT HAS GROWN
OVER THE FUND'S 24-YEAR LIFETIME

From May 28, 1974, when the fund began operations, through December 31, 1998

Average Annual Compound Returns
(for periods ended December 31, 1998)
10 Years                          +8.66%
5 Years                           +5.58%
1 Year                            +0.16%
Assumes reinvestment of all distributions and payment of the maximum 4.75% sales charge at the beginning of the stated periods.

$103,771/1//2/
BFA with
dividends reinvested

$97,410/3/
Lehman Brothers
Aggregate Bond Index

$33,724/4/
Consumer Price Index

$10,000/1/
original investment

[chart]

Year ended          1974*       1975       1976       1977      1978       1979      1980       1981       1982        1983

December 31

TOTAL VALUE

Dividends           $413        897        1,010      1,114     1,198      1,387     1,706      2,096      2,408       2,529

Reinvested

Value at            $9,884      11,137     13,154     13,831    14,112     14,556    15,072     16,073     21,361      23,382

Year-End/1/

BFA's Total         (1.2)%      12.7       18.1       5.1       2.0        3.1       3.5        6.6        32.9        9.5

Return



Year ended          1984        1985       1986       1987      1988       1989      1990       1991       1992        1993

December 31

TOTAL VALUE

Dividends           2,838       3,193      3,566      3,746     3,912      4,425     4,650      4,859      5,221       5,269

Reinvested

Value at            26,175      33,140     38,166     38,915    43,080     47,443    48,993     59,303     66,028      75,362

Year-End/1/

BFA's Total         11.9        26.6       15.2       2.0       10.7       10.1      3.3        21.0       11.3        14.1

Return





Year ended          1994        1995       1996       1997      1998

December 31

TOTAL VALUE

Dividends           5,673       6,112      6,405      6,635     6,933

Reinvested

Value at            71,582      84,645     90,323     98,670    103,771

Year-End/1/

BFA's Total         (5.0)       18.2       6.7        9.2       5.2

Return



Year ended Dec. 31         Lehman Brothers                 Consumer Price
                           Aggregate Bond Index /3/        Index

May 28, 1974               10,000                          10,000

1974*                      10,318                          10,679

1975                       11,587                          11,420

1976                       13,395                          11,975

1977                       13,802                          12,778

1978                       13,994                          13,930

1979                       14,264                          15,782

1980                       14,650                          17,757

1981                       15,565                          19,342

1982                       20,643                          20,082

1983                       22,368                          20,844

1984                       25,756                          21,667

1985                       31,449                          22,490

1986                       36,251                          22,737

1987                       37,248                          23,745

1988                       40,186                          24,794

1989                       46,026                          25,946

1990                       50,149                          27,531

1991                       58,174                          28,374

1992                       62,480                          29,197

1993                       68,571                          30,000

1994                       66,571                          30,802

1995                       78,870                          31,584

1996                       81,733                          32,634

1997                       89,624                          33,189

1998                       97,410                          33,724


[end chart]

Average annual compound return for 24-1/2 years: 9.98%/1/

*For the period May 28 through December 31, 1974.

/1/Results reflect payment of the maximum sales charge of 4.75% on the $10,000 investment. Thus, the net amount invested was $9,525. As outlined in the prospectus, the sales charge is reduced for larger investments.

/2/Includes reinvested dividends of $88,195 and reinvested capital gain distributions of $4,524.

/3/From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. Since January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results.


DEVELOPING A GAME PLAN
For one shareholder family, The Bond Fund of America plays many roles.

[photos: Matt Blundin holding a football and sitting on couch with Ethan; the Blundin family and dog on a walk; mailbox]

BFA's large family of shareholder accounts - now nearly 300,000 strong - comprises a diverse group of individuals, businesses, foundations and charities. Each has unique circumstances, goals and objectives. Some invest in the fund to finance future needs, such as a college education, a new home or retirement. Some use all or part of the fund's current income to help meet daily expenses. Many look to the relative stability of bonds to add balance to a portfolio of stocks. Quite a few shareholders, in fact, rely on BFA to help them fulfill multiple goals.

That's certainly the case with Matt and Amy Blundin, a young couple taking the first steps down the path to investing.

The Blundins live in Crozet, Virginia, a quiet but rapidly growing town nestled at the foot of the Blue Ridge Mountains. Notable for its winding roads, striking vistas and an unusual pizza parlor with a two-day waiting list, it is a landscape that Matt and Amy cherish. They met nearly 10 years ago in nearby Charlottesville, as students at the University of Virginia. They recently returned here with their son, Ethan, after Matt ended his six-year professional football career.

These days, Matt is embarking on an arguably tougher job: working toward a masters of teaching degree in high school math. Amy, meanwhile, tries to keep up with Ethan, a rambunctious 16-month-old who seems to move at the speed of light. She is also preparing for the imminent arrival of Ethan's new brother or sister.

Once a quarterback for the Kansas City Chiefs and the Detroit Lions, Matt's football salary provided Amy and him with a solid base from which to plan their future. Because they are still young, they have several time frames to consider. They have made BFA a part of their short-, intermediate- and long-term game plans. Thus far, they have been pleased with the results.

SHORT-TERM GOAL: INVESTING FOR HIGH CURRENT INCOME

[photos:  Matt and Amy Blundin; the Blundin family]

When Matt returned to student life last year, he and Amy needed a steady source of income to tide them over. Although Matt volunteers as a football coach at a new high school in Charlottesville, he is not earning a salary at the moment. "We're not extravagant people," Amy stresses, "but we wanted to maintain a reasonably comfortable lifestyle while Matt was studying and later on when he starts teaching. Fortunately, we knew this day was coming, so we could prepare."

The Blundins talk regularly with their financial adviser about their investment goals. On his recommendation, they chose to invest a portion of their assets in bonds for current income. He told them that the interest from bonds has typically been more stable - and a good deal higher - than income from short-term instruments such as CDs. Bond funds, meanwhile, offered the convenience of monthly dividend payments and the benefits of a diversified, actively managed portfolio. Of course, unlike bonds and bond funds, CDs offer a guaranteed return of principal if held to maturity and a fixed rate of return for a specified period.

The Blundins are currently taking their BFA dividends in cash. Like most bond investments, nearly all of BFA's return over longer periods has come from interest paid out as dividends - and for shareholders who reinvest their dividends, the interest on that interest. As the table opposite shows, dividends from BFA have generated a higher, more stable income stream than CDs. The fund's income return has also comfortably outpaced the rate of inflation.

When Matt graduates next year, he and Amy plan to reinvest all of their dividends in additional shares. That way, their future income can grow as the number of shares working for them grows. There's an added benefit: Because the fund also emphasizes capital preservation, shareholders have had a relatively stable base of capital working for them over time. As a result, BFA has delivered more income over the long haul than many funds that have at times offered higher current yields.

BFA's dividends are not fixed in stone, of course. They change over time as the bonds in the portfolio mature or are sold and replaced by bonds with different yields. Nonetheless, the fund's managers strive to avoid short-run fluctuations in dividends. That can be enormously reassuring for people relying on regular payouts to help meet expenses.

[Begin Sidebar]
BFA'S ANNUAL INCOME

One of the rewards of investing for income is that it generates even more income when it's reinvested regularly. This chart shows how much income was produced in each of the past 24 years by a $10,000 investment in BFA and by $10,000 in CDs* that were rolled over every six months. It assumes that all dividends and interest were reinvested, so investors had more and more money working for them as those payments compounded. As you can see, in most years not only did investors receive more income from the fund, but the flow was much more stable. By the end of 1998, the cumulative income from the BFA investment totaled $88,820, while the income from CDs came to $52,745.

BFA VS. CDS
(annual income on $10,000 invested in 1974)
[Begin bar chart]

Year           BFA            CDs

1975           907            767

1976           1,021          704

1977           1,126          604

1978           1,212          934

1979           1,402          1,420

1980           1,725          1,610

1981           2,122          2,772

1982           2,438          2,698

1983           2,560          2,007

1984           2,873          2,634

1985           3,232          2,192

1986           3,608          2,095

1987           3,792          2,026

1988           3,960          2,541

1989           4,476          3,289

1990           4,704          3,204

1991           4,915          2,934

1992           5,282          1,881

1993           5,332          1,614

1994           5,739          1,984

1995           6,185          3,188

1996           6,482          2,996

1997           6,712          3,200

1998           7,015          3,449


[End chart]
($ in thousands)

*Although certificates of deposit offer no opportunity for growth, they do offer a guaranteed return of principal and fixed rate of interest for specified periods. The fund's share price, meanwhile, fluctuates, and there are no guarantees that past results will be repeated in the future.
[End Sidebar]

INTERMEDIATE GOAL: CAPITALIZING ON THE "MAGIC" OF COMPOUNDING

[photos:  Matt and Amy looking over their finances; Amy reading to Ethan]

In addition to using dividends to pay bills, the Blundins have also turned to BFA to help them meet one of their intermediate goals: their children's education. "Ethan's college tuition may be as high as $60,000 a year," notes Matt, "so we knew we had to get an early start. We also wanted a fairly conservative investment that could grow steadily until we were ready to begin using the money." The Blundins have set up college funds for Ethan and his future sibling, with BFA in the portfolio along with another American Fund that invests in stocks. Planning ahead means that their investment can benefit from compounding, which should make an enormous difference over time.

Albert Einstein is alleged to have called compounding interest "the eighth wonder of the world." He was referring to the seemingly magical momentum built up by interest earning interest over long periods. By way of example, a dollar that earns 10% annually will grow to $1.61 in five years, $2.59 in 10 years and $6.73 in 20 years, with the greatest part of the increase occurring in the last few years. By contrast, if you had collected your interest in cash and not spent it, your original dollar would have grown to a total of $3.00. Shareholders who have reinvested their dividends, as most do, have seen their income from BFA compound to create impressive long-term returns. Despite the ups and downs of bond prices, an investment in the fund with dividends reinvested over its lifetime has gone up in value every year but one, an accomplishment illustrated by the mountain chart on page 2. It shows that $10,000 invested at the fund's inception in May 1974 would have grown to $103,771 at the end of 1998. Dividends, reinvested and compounded over time, account for virtually all of that growth.

The "magic" of compounding is nothing more complicated than the combination of time and a positive rate of return. Still, the longer the time frame or the higher the return, the greater the ultimate impact. The Blundins have made both time and BFA a part of their game plan to help offset the rising cost of college.

"Then again," jokes Amy, watching Ethan roughhouse with their black Labrador, Scout, "$football' was one of Ethan's first words, and he already knows the hand signal for $touchdown.' Maybe we won't need to pay for college after all."

LONG-TERM GOAL: BALANCING AN OVERALL INVESTMENT PORTFOLIO

Unlike most working people, athletes tend to reach their peak earning years in their 20s and 30s. "At my age, it's difficult to think about what you're going to live on in your 60s and 70s," Matt admits, "but I've seen a lot of my former colleagues squander their earnings when they were young, only to run into trouble later on." Their examples motivated him to plan ahead.

Sports figures may be an extreme example, but with life expectancies on the rise, most of us will have to plan for a retirement that may last considerably longer than our earning years. While investors usually rely on stock funds for their superior potential for long-term growth, they often choose to round out their retirement portfolios with bond funds, a practice known as "asset allocation."

Although a balance of stocks and bonds won't eliminate the risk that the value of your account could go down, it can reduce the possibility that severe fluctuations will impede the progress of your overall portfolio. Bond prices typically fluctuate less than stock prices. What's more, because they respond somewhat differently to economic circumstances, they frequently move in different directions from stocks, reducing overall volatility.

Likewise, the Blundins are concentrating their retirement plan assets in stocks and stock funds but are also keeping a fairly sizable portion in BFA. They don't plan to touch the money for several decades, giving them the time - and discipline - to take advantage of upswings in both stocks and bonds, as well as ride out the inevitable dips along the way.

Keeping a long-term perspective is a lesson Matt learned well during his football years. "A team's ultimate goal is winning the championship. When the season starts, you know that you'll win some games and lose some. But you also know that if you develop a sensible strategy and stay the course, you have a good shot at that championship."

The Bond Fund of America                                                   Principal
INVESTMENT PORTFOLIO DECEMBER 31, 1998                                         Amount     Market   Percent of
                                                                            or Shares      Value   Net Assets
BONDS, NOTES & PREFERRED STOCKS                                                 (000)      (000)
INDUSTRIALS, SERVICES & UTILITIES
TELECOMMUNICATIONS
NEXTEL Communications, Inc.:                                                                            1.48%
0%/9.75% 2004 (1)                                                              $20,750     $20,128
0%/10.125% 2004 (1)                                                             12,750     12,495
0%/9.75% 2007 (1)                                                               64,500              39,345
0%/10.65% 2007 (1)                                                              11,750                7,549
0%/9.95% 2008 (1)                                                               19,750              11,850
12.00% 2008 (2)                                                                  5,000                5,450
Series D, 13.00% exchangeable preferred, redeemable 2009  (3)          15,762 SHARES                16,345
Series E, 11.25% exchangeable preferred, redeemable 2010 (3)                    23,533              21,180
NEXTEL International, Inc. 0%/12.125% 2008 (1)                                 $15,500                6,936
Omnipoint Corp.:                                                                                           .89
Units 12.00% 2000 (2) (4) (5) (6)                                               12,500              14,350
14.00% 2003 (2) (3) (5)                                                         32,250              31,766
11.625% 2006                                                                    31,200     21,840
11.625% 2006                                                                     8,250                5,775
Loan Agreement, Tranche A, 8.66% 2006 (2) (6)                                    9,295                8,179
7.00% convertible preferred                                           120,000 SHARES                  2,850
Bell Atlantic Financial Services, Inc.: (2)                                                                .70
5.75% convertible debentures 2003                                              $30,000     30,975
4.25% convertible debentures 2005                                               35,000              35,875
Centennial Cellular Corp.:                                                                                 .41
8.875% 2001                                                                     15,500              16,895
10.125% 2005                                                                     5,000      6,200
10.75% 2008 (2)                                                                 16,000              16,040
Clearnet Communications Inc.: (1)                                                                          .39
0%/11.75% 2007                                                              C$45,825       18,309
0%/10.40% 2008                                                                  53,500              18,758
Viatel, Inc.:                                                                                              .37
11.25% 2008                                                                    $15,000              15,000
0%/12.40% 2008 (1)                                                           DM4,500                  1,538
0%/12.50% 2008 (1)                                                             $20,750              11,828
11.15% 2008                                                                  DM9,500                  5,667
10.00% convertible subordinated debentures 2011 (2) (3)                            742        507
Series A, 10.00% convertible preferred (3)                             16,264 SHARES                  1,073
Crown Castle International Corp.:                                                                          .37
0%/10.625% 2007 (1)                                                            $17,000     11,815
12.75% preferred  (2) (3)                                              23,500 SHARES                23,735
Comcast Cellular Corp., Series B, 9.50% 2007                                   $30,600                     .34
COLT Telecom Group PLC:                                                                                    .33
Units 0%/12.00% 2006 (1) (4)                                                     5,250      6,484
8.875% 2007                                                                  DM9,500                  5,974
7.625% 2008                                                                     31,800              18,779
Cable & Wireless Communications PLC:                                                                       .31
6.75% 2008                                                                     $17,500     17,802
6.75% 2008                                                                      12,000              12,222
QWest Communications International Inc.:                                                                   .27
0%/9.47% 2007 (1)                                                               26,000              20,215
0%/8.29% 2008 (1)                                                                7,500      5,625
Loral Orion Network Systems, Inc. (formerly Orion Network  (4)                  26,060                     .26
Systems, Inc.) Units 11.25% 2007
U S WEST Capital Funding, Inc.:                                                                            .25
6.25% 2005                                                                       3,250      3,361
6.50% 2018                                                                      20,000              20,466
PageMart Wireless, Inc.:                                                                                   .24
0%/15.00% 2005 (1)                                                               8,000                7,040
0%/11.25% 2008 (1)                                                              34,250     15,413
American Cellular Corp. 10.50% 2008 (2)                                         21,500                     .22
Global TeleSystems Group, Inc. 8.75% convertible debentures 2000 (2)             7,500                     .22
McCaw International, Ltd. (owned by NEXTEL  (1) (4)                             37,850                     .22
Communications, Inc.) 0%/13.00% 2007
Time Warner Telecom Inc.  9.75% 2008                                            18,050                     .20
US Xchange LLC 15.00% 2008                                                      16,125                     .18
Esat Telecom Group PLC:                                                                                    .16
0%/12.50% 2007 (1)                                                               4,000                2,640
Units 0%/12.50% 2007 (1) (4)                                                     4,500      3,282
11.875% 2008 (2)                                                                 9,750                9,848
Comuncacion Celular SA Units 0%/14.125% 2005 (1) (2) (4)                        17,550                     .15
NEXTLINK Communications, Inc.:                                                                             .15
12.50% 2006                                                                      3,000      3,225
9.625% 2007                                                                      3,000                2,895
9.00% 2008                                                                       8,250                7,714
MCI Worldcom, Inc. (formerly WorldCom, Inc.):                                                              .14
6.40% 2005                                                                       8,250      8,574
8.875% 2006                                                                      4,796                5,242
CCPR Services, Inc. 10.00% 2007                                                 13,750                     .14
Sprint Capital Corp. 6.875% 2028                                                10,000                     .11
MobileTelecommunication Technologies Corp. 13.50% 2002                           8,530                     .10
PTC International Finance BV  0%/10.75% 2007 (1)                                 9,450                     .07
CEI Citicorp Holdings SA 11.25% 2007 (2)                                    ARP9,500                       .06
PanAmSat Corp.:                                                                                            .06
6.125% 2005                                                                     $2,500      2,426
6.375% 2008                                                                      3,000                2,929
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1) (2)                                9,500                     .05
Dobson/Sygnet Communications Co. 12.25% 2008 (2)                                 4,500                     .05
Price Communications Cellular Holdings, Inc. 11.25% 2008 (3) (6)                 4,000                     .04
Globalstar LP Units 11.375% 2004 (4)                                             4,500                     .04
Hermes Euro Railtel BV 11.50% 2007                                               3,000                     .03
Conecel Holdings Ltd. Units, Series A, 16.00% 2000 (2)(4)(5)(6)                  5,900                     .03
Telesystem International Wireless Inc. 0%/13.25% 2007 (1)                        6,000                     .03
Dobson Communications Corp. 12.25% exchangeable preferred,  (3)         2,578 SHARES                       .02
redeemable 2008
IMPSAT Corp. 12.375% 2008                                                       $2,500                     .02
Level 3 Communications, Inc. 9.125% 2008                                         1,000                     .01
                                                                                                          9.11

TRANSPORTATION
Continental Airlines, Inc., pass-through certificates:(7)                                                 1.68
Series 1998-3,  Class C-1, 7.08% 2004                                            3,000                2,995
Series 1998-3, Class C-2, 7.25% 2005                                            12,000              12,072
Series 1997-1, Class C, 7.78%  2007(6)                                           2,454                2,478
Series 1998-3, Class A-2, 6.32% 2008                                            15,000              15,100
Series 1997-1, Class B, 7.461% 2014                                                989                1,017
Series 1996-2, Class B, 8.56% 2014                                               1,898                2,087
Series 1996, Class A, 6.94% 2015                                                 3,816                3,928
Series 1996, Class B, 7.82% 2015                                                12,881              13,570
Series 1996, Class C, 9.50% 2015                                                 4,771                5,382
Series 1997-1, Class A, 7.461% 2016                                             19,743              20,470
Series 1996-2, Class D, 11.50% 2016                                              4,361                4,726
Series 1997-4, Class A, 6.90% 2018                                              35,390              35,531
Series 1998-1, Class A,  6.648% 2019                                            41,500     40,841
Jet Equipment Trust:(2)                                                                                    .59
Series 1994-A, Class B1, 10.91% 2006                                             6,446                7,509
Series 1994-A, Class C1, 11.79% 2013                                             4,000      5,442
Series 1995-B, Class B2, 10.91% 2014                                             5,000                6,184
Series 1995-D, Class D, 11.44% 2014                                             10,000              12,849
Series 1995-B, Class A, 7.63% 2015                                               4,159                4,459
Series 1995-B, Class C, 9.71% 2015                                               5,500                6,458
Series 1995-A, Class C, 10.69% 2015                                             10,500              12,915
Airplanes Pass Through Trust, pass-through certificates,  (7)                   41,164                     .44
Series 1, Class C, 8.15%  2019
Atlas Air, Inc., Pass-Through Trusts, Series 1998-1,  (7)                       41,000                     .44
Class A, 7.38% 2018
USAir, Inc.:                                                                                               .36
9.625% 2001                                                                      3,996      4,149
1990 Equipment Trust Certificates:
 Series A, 10.28% 2001                                                             754                   799
 Series B, 10.28% 2001                                                             754                   799
 Series C, 10.28% 2001                                                             530                   562
Enhanced Equipment Notes:
 Class B, 7.50% 2009                                                             9,057                8,813
 Class C, 8.93% 2009                                                             8,314                8,734
pass-through trust:
 Series 1993-A2, 9.625% 2003 (7)                                                 2,500                2,700
 Series 1993-A3, 10.375% 2013 (7)                                                7,250                8,011
Delta Air Lines, Inc.:                                                                                     .34
pass-through certificates, Series 1992-A2, 9.20% 2014 (7)                       11,500              12,746
1990 Equipment trust certificates: (2)
 Series I, 10.00% 2014                                                           5,000                5,893
 Series J, 10.00% 2014                                                          10,000              11,787
 Series F, 10.79% 2014                                                           1,700      2,114
United Air Lines, Inc., pass-through certificates: (7)                                                     .22
Series 1995-A1, 9.02% 2012                                                      10,393     11,635
Series 1995-A2, 9.56% 2018                                                       8,000                9,050
Alaska Airlines:                                                                                           .15
Series A, 9.50% 2010                                                             2,168      2,578
Series B, 9.50% 2010                                                             2,780                3,296
Series C, 9.50% 2010                                                             2,659                3,198
Series D, 9.50% 2012                                                             4,524                5,459
American Airlines, Inc., pass-through certificates,  (7)                         6,000                     .08
Series 1991-C2, 9.73% 2014
Teekay Shipping Corp. 8.32% 2008                                                 6,000                     .06
Union Pacific Capital Trust 6.25% TIDES convertible preferred         111,100 SHARES                       .05
Southwest Airlines, pass-through certificates,                                  $2,408                     .03
Series 1994-A, 9.15% 2016 (7)
Canadian National Railway Company 6.45% 2036 (6)                                 2,750                     .03
                                                                                                          4.47

DIVERSIFIED MEDIA & CABLE TELEVISION
Fox/Liberty Networks, LLC, FLN Finance, Inc.:                                                              .50
0%/9.75% 2007 (1)                                                               33,325     22,661
8.875% 2007                                                                     24,250              24,735
NTL Inc.:                                                                                                  .48
0%/12.75% 2005 (1)                                                              17,750     16,153
Series B, 10.00% 2007                                                           10,000              10,200
0%/9.75% 2008 (1)(2)                                                            12,500                7,750
11.50% 2008 (2)                                                                 11,000              11,990
Falcon Holding Group, LP, Falcon Funding Corp.:                                                            .34
0%/9.285% 2010 (1)                                                              25,300     17,394
8.375% 2010                                                                     14,750              14,824
TCI Communications, Inc.:                                                                                  .31
8.00% 2005                                                                      10,000     11,258
8.75% 2015                                                                       7,500                9,317
Tele-Communications, Inc. 8.75% 2023                                             8,000                8,921
News America Holdings Inc.:                                                                                .26
8.625% 2014                                                                  A$3,250                  2,166
8.00% 2016                                                                      $1,000                1,102
7.43% 2026                                                                      20,500     21,332
Lenfest Communications, Inc.:                                                                              .23
8.375% 2005                                                                     11,000              11,880
7.625% 2008                                                                      6,750      7,020
8.25% 2008                                                                       3,250                3,356
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                               22,000                     .19
Comcast Cable Communications, Inc.:                                                                        .19
8.375% 2007                                                                      5,000      5,801
8.875% 2017                                                                     10,000              12,345
Time Warner Companies, Inc.:                                                                               .18
9.125% 2013                                                                      7,000                8,862
7.25% 2017                                                                       7,000                7,610
6.95% 2028                                                                       1,000      1,059
Cox Communications, Inc. 6.40% 2008                                             15,000                     .16
Cablevision Industries Corp.:                                                                              .16
8.125% 2009                                                                      9,250      9,912
9.875% 2013                                                                      5,000                5,575
Telemundo Holdings, Inc. 0%/11.50% 2008(1)(2)                                   25,375                     .15
Comcast Corp. 10.25% 2001                                                       13,000                     .15
Adelphia Communications Corp.:                                                                             .13
8.125% 2003                                                                      5,000      5,100
8.375% 2008                                                                      7,500                7,687
TVN Entertainment Corp. 14.00% 2008(2)                                          13,250                     .13
V2 Music (Holdings) PLC Units: (1)(2)(4)                                                                   .13
0%/14.00% 2008                                                                   9,250      4,995
0%/14.00% 2008                                                           POUNDS7,875        7,054
TeleWest PLC:                                                                                              .12
9.625% 2006                                                                     $4,700                4,794
0%/11.00% 2007(1)                                                                8,000      6,660
Century Communications Corp.:                                                                              .12
8.75% 2007                                                                       6,200                6,820
0% 2008                                                                          8,900      4,561
Globo Comunicacoes E Partcipacoes Ltd.:                                                                    .08
10.50% 2006(2)                                                                   9,480      6,115
10.50% 2006                                                                      2,000                1,290
Coaxial Communications of Central Ohio, Inc.  10.00% 2006(2)                     6,750                     .07
Multicanal Participacoes SA, Series B, 12.625% 2004                              7,250                     .07
Clear Channel Communications, Inc. 7.25% 2027                                    4,000                     .04
Fox Family Worldwide, Inc.:                                                                                .04
0%/10.25% 2007(1)                                                                2,500                1,575
9.25% 2007                                                                       2,000      1,980
FrontierVision 11.00% 2006                                                       2,500                     .03
Avalon Cable Holdings LLC 0% 2008(1)(2)                                          3,125                     .02
TV Azteca, SA de CV, Series B, 10.50% 2007                                       1,000                     .01
                                                                                                          4.29

LEISURE & TOURISM
Joseph E. Seagram & Sons, Inc.:                                                                            .57
6.625% 2005                                                                     26,500              26,351
6.80% 2008                                                                      10,000                9,964
7.50% 2018                                                                      17,500              17,603
AMF Bowling Worldwide, Inc.:                                                                               .22
0%/12.25% 2006 (formerly AMF Group Inc.)(1)                                     11,050                6,354
10.875% 2006 (formerly AMF Group Inc.)                                          13,839              11,279
0% convertible debentures 2018(2)                                               23,100                3,061
Mirage Resorts, Inc.:                                                                                      .21
6.625% 2005                                                                      7,500                7,281
6.75% 2007                                                                       6,500                6,295
6.75% 2008                                                                       6,750                6,507
Boyd Gaming Corp.:                                                                                         .21
9.25% 2003                                                                      13,725              14,308
9.50% 2007                                                                       5,500                5,500
Friendly Ice Cream Corp. 10.50% 2007                                            18,875                     .21
William Hill Finance 10.625% 2008                                       POUNDS10,593                       .19
FelCor Suites LP 7.375% 2004                                                   $18,400                     .18
Capstar Hotel Co. 8.75% 2007                                                    12,020                     .12
Punch Taverns 7.567% 2026                                                POUNDS5,000                       .09
Premier Parks Inc.:                                                                                        .09
9.25% 2006                                                                      $5,000                5,213
0%/10.00% 2008(1)                                                                4,500                3,060
Harrah's Operating Company, Inc. 7.875% 2005                                     6,000                     .06
Royal Caribbean Cruises Ltd.:                                                                              .06
7.25% 2018                                                                       2,000                1,926
7.50% 2027                                                                       4,000                3,939
Regal Cinemas, Inc. 9.50% 2008 (2)                                               5,000                     .05
Six Flags Entertainment Corp. 8.875% 2006                                        5,000                     .05
KSL Recreation Group, Inc. 10.25% 2007                                           5,000                     .05
Sun International Hotels, Ltd., Sun International North                          3,000                     .03
America, Inc. 9.00% 2007
                                                                                                          2.39

HEALTH & PERSONAL CARE
Columbia/HCA Healthcare Corp.:                                                                             .90
6.50% 1999                                                                       9,500                9,489
6.125% 2000                                                                      8,500                8,392
6.41% 2000                                                                       1,000                   986
7.60% 2001                                                                       1,750                1,763
7.15% 2004                                                                       1,500                1,463
6.91% 2005                                                                      11,410              11,055
7.00% 2007                                                                      12,750              12,163
8.85% 2007                                                                      24,105              25,369
8.70% 2010                                                                       4,250                4,450
9.00% 2014                                                                       5,650                5,993
7.69% 2025                                                                       5,000                4,635
Integrated Health Services, Inc.:                                                                          .54
5.75% convertible debentures 2001                                                6,500                5,647
10.25% 2006 (6)                                                                  9,350                9,257
Series A, 9.50% 2007                                                            11,175              10,616
Series A, 9.25% 2008                                                            27,500              25,850
Paracelsus Healthcare Corp. 10.00% 2006                                         20,575                     .20
Tenet Healthcare Corp.:                                                                                    .10
8.00% 2005                                                                       6,000                6,090
8.125% 2008 (2)                                                                  3,000                3,075
Nationwide Health Properties Inc., Series A, 7.677%                   100,000 SHARES                       .09
preferred cumulative step-up premium rate
McKesson Corp.:                                                                                            .08
6.30% 2005                                                                      $1,750                1,783
6.40% 2008                                                                       5,500                5,661
Mariner Health Group, Inc. 9.50% 2006                                            6,500                     .07
Unison HealthCare Corp. 13.00% 2006 (2)(5)(8)                                    5,000                     .01
                                                                                                          1.99

BROADCASTING & PUBLISHING
Chancellor Media Corp. of Los Angeles:                                                                     .59
Chancellor Media Corp. of Los Angeles (formerly Chancellor
Radio Broadcasting Co.):
9.375% 2004 (formerly Chancellor Radio Broadcasting Co.)                       $12,500              13,125
8.125% 2007 (formerly Chancellor Radio Broadcasting Co.)                        21,000     21,000
Series B, 8.75% 2007                                                            15,125              15,503
9.00% 2008(2)                                                                    7,000      7,367
Hearst-Argyle Television, Inc.:                                                                            .25
7.00% 2018                                                                      18,500              18,419
7.50% 2027                                                                       5,500      5,696
Young Broadcasting Inc.:                                                                                   .19
10.125% 2005                                                                     3,500      3,666
Series B, 8.75% 2007                                                            14,250              14,321
Cox Radio, Inc.:                                                                                           .17
6.25% 2003                                                                       2,000      2,016
6.375% 2005                                                                     14,000              14,194
American Radio Systems Corp. 9.00% 2006                                        $10,080                     .11
Ziff-Davis Inc. 8.50% 2008                                                       9,500                     .10
Antenna TV SA 9.00% 2007                                                         9,750                     .09
TransWestern Publishing Co. LLC:                                                                           .08
9.625% 2007(2)                                                                   6,250                6,563
9.625% 2007                                                                      1,000                1,050
RBS Participacoes SA 11.00% 2007(2)                                             10,000                     .06
Sun Media Corp.:                                                                                           .06
9.50% 2007                                                                       3,834      4,237
9.50% 2007                                                                       1,305                1,442
STC Broadcasting, Inc. 11.00% 2007                                               3,250                     .04
Newsquest Capital PLC 11.00% 2006                                                2,850                     .03
EZ Communications, Inc. 9.75% 2005                                               1,250                     .01
                                                                                                          1.78

ENERGY & RELATED COMPANIES
McDermott Inc. 9.375% 2002                                                      13,250                     .25
J. Ray McDermott, SA 9.375% 2006                                                 9,500              10,070
Petrozuata Finance, Inc., Series A, 7.63% 2009(2)                               21,280                     .17
Pioneer Natural Resources Co. 7.20% 2028                                        20,000                     .15
CalEnergy Co., Inc. (formerly California Energy                                 11,000                     .13
Co., Inc.) 9.875% 2003
PDVSA Finance Ltd.:(2)                                                                                     .12
7.40% 2016                                                                      10,000                8,427
7.50% 2028                                                                       4,000                3,255
Oil Co. Ltd. 8.90% 2000                                                         10,652                     .11
YPF SA 7.75% 2007                                                               10,000                     .09
OXYMAR 7.50% 2016(2)                                                             8,500                     .08
Ocean Energy, Inc. 8.875% 2007                                                   8,000                     .08
Kelley Oil & Gas Corp. 10.375% 2006                                              8,750                     .07
Benton Oil and Gas Co.:                                                                                    .05
11.625% 2003                                                                     6,000                4,020
9.375% 2007                                                                      1,750                1,137
Cross Timbers Oil Co. 8.75% 2009                                                 2,000                     .02
Clark Refining & Marketing, Inc. 8.375% 2007                                     1,500                     .01
Pogo Producing Co. 8.75% 2007                                                    1,500                     .01
                                                                                                          1.34

METALS
BHP Finance Ltd.:                                                                                          .37
6.69% 2006                                                                       5,000                5,004
8.50% 2012                                                                      20,000     22,405
6.75% 2013                                                                       5,000                4,731
7.25% 2016                                                                       3,500                3,439
Freeport-McMoRan Copper & Gold Inc.:                                                                       .35
7.50% 2006                                                                      34,000              21,590
7.20% 2026                                                                      18,000              11,700
Inco Ltd.:                                                                                                 .27
9.875% 2019                                                                      7,500                7,842
9.60% 2022                                                                      16,000              17,854
Doe Run Resources Corp.:                                                                                   .16
11.696% 2003 (6)                                                                 3,000                2,400
11.25% 2005                                                                     16,000              12,960
AK Steel Corp. 9.125% 2006                                                       5,000                     .05
Pohang Iron & Steel Co., Ltd. 6.625% 2003                                        4,695                     .04
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                   2,000                     .02
                                                                                                          1.26

MULTI-INDUSTRY
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed  (2)          1,500,000 SHARES                      .36
perpetual capital securities
Swire Pacific Offshore Financing Ltd. 9.33% cumulative  (2)                    400,000                7,600
guaranteed perpetual capital securities
Wharf International Finance Ltd., Series A, 7.625% 2007                        $25,000                     .21
Hutchison Whampoa Finance Ltd.: (2)                                                                        .20
7.45% 2017                                                                       3,000                2,598
Series D, 6.988% 2037                                                           18,000              16,536
Reliance Industries Ltd.: (2)                                                                              .18
8.25% 2027                                                                      10,000                8,525
10.50% 2046                                                                        250                   198
10.25% 2097                                                                     10,750                8,063
Pan Pacific Industrial Investments PLC 0% 2007 (2)                              33,500                     .14
Federal-Mogul Corp. 7.75% 2006                                                  10,000                     .11
Tenneco Inc. 8.075% 2002                                                         3,000                     .03
                                                                                                          1.23

FOREST PRODUCTS & PAPER
Container Corp. of America:                                                                                .34
10.75% 2002                                                                      4,800                4,992
9.75% 2003                                                                      18,815              19,191
Series A, 11.25% 2004                                                            8,000                8,320
Scotia Pacific Company LLC: (2)                                                                            .19
Timber Collateralized Notes, Class A-1, 6.55% 2028                               1,500                1,473
Class A-2, 7.11% 2028                                                           18,000              17,096
Norampac Inc.:                                                                                             .14
9.375% 2008                                                                  C$5,000                  3,343
9.50% 2008                                                                     $10,250              10,353
Fort James Corp.:                                                                                          .12
6.625% 2004                                                                      5,000                5,092
6.875% 2007                                                                      6,000                6,207
Copamex Industrias, SA de CV, Series B, 11.375% 2004                            11,880                     .12
Grupo Industrial Durango, SA de CV:                                                                        .10
12.00% 2001                                                                      3,000                2,790
12.625% 2003                                                                     7,625                6,863
P.T. Indah Kiat Pulp & Paper Corp. 8.875% 2000                                     300                     .08
Indah Kiat:
Finance Mauritius Ltd. 11.875% 2002                                                600                   423
International Finance Co. B.V. 12.50% 2006                                         150                   100
Finance Mauritius Ltd. 10.00% 2007                                              13,400                7,303
Pindo Deli Finance Mauritius Ltd.:                                                                         .06
10.25% 2002                                                                      6,000                3,360
10.75% 2007                                                                      4,375                2,363
Paperboard Industries International Inc. 8.375% 2007                             5,000                     .05
James River Corp. 9.25% 2021                                                     1,000                     .01
APP International Finance Co. B.V. 11.75% 2005                                     525                     .00
                                                                                                          1.21

ELECTRICAL & GAS UTILITIES
The Israel Electric Corp. Ltd.: (2)                                                                        .74
7.125% 2005                                                                     12,500              12,563
7.25% 2006                                                                       7,165                7,279
7.70% 2018                                                                       8,500                8,297
7.875% 2026                                                                      8,000                7,862
7.75% 2027                                                                      25,000              24,216
8.10% 2096                                                                      10,405                9,997
Williams Holdings of Delaware, Inc.:                                                                       .08
6.125% 2003                                                                      2,000                1,983
6.25% 2006                                                                       5,000                4,950
6.50% 2008                                                                       1,000                   987
United Utilities 6.875% 2028                                                     7,500                     .08
Energen Corp., Series B, 7.125% 2028                                             6,000                     .06
Tennessee Gas Pipeline Co. 7.625% 2037                                           5,000                     .06
Transener SA 9.25% 2008 (2)                                                      4,250                     .04
                                                                                                          1.06

GENERAL RETAILING & MERCHANDISING
Sears Roebuck Acceptance Corp. 6.875% 2017                                      15,000                     .16
Kmart Corp. 9.78% 2020                                                          12,250                     .14
Venator Group Inc.(formerly Woolworth Corp.):                                                              .13
6.98% 2001                                                                       9,000                8,510
Series A, 7.00% 2002                                                             4,000                3,700
Federated Department Stores, Inc.:                                                                         .10
8.125% 2002                                                                      5,000                5,390
7.45% 2017                                                                       2,000                2,153
7.00% 2028                                                                       2,000                2,027
DR Securitized Lease Trust Pass-Through Certificates,                            8,000                     .09
Series 1994 K-2,  9.35% 2019
Sunglass Hut International Ltd. 5.25% convertible debentures 2003               11,150                     .08
Carr-Gottstein Foods Co. 12.00% 2005                                             3,500                     .04
Randall's Food Markets, Inc. 9.375% 2007                                         3,500                     .04
Boyds Collection 9.00% 2008 (2)                                                  2,960                     .03
Dillard's, Inc. 7.13% 2018                                                       2,750                     .03
Fred Meyer, Inc.:                                                                                          .02
7.375% 2005                                                                      1,000                1,058
7.45% 2008                                                                       1,000                1,079
                                                                                                           .86

ELECTRICAL & ELECTRONICS
Micron Technology, Inc. 7.00% convertible subordinated notes 2004               24,000                     .27
Hyundai Semiconductor America, Inc.: (2)                                                                   .22
8.25% 2004                                                                       7,705                6,087
8.625% 2007                                                                     20,700              15,318
Zilog, Inc. 9.50% 2005                                                          12,250                     .10
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                    11,000                     .10
Advanced Micro Devices, Inc. 11.00% 2003                                         8,000                     .09
Maxtor Corp. 5.75% convertible debentures 2012                                   3,000                     .02
                                                                                                           .80

MISCELLANEOUS MATERIALS & COMMODITIES
Printpack, Inc.:                                                                                           .13
Series B, 9.875% 2004                                                            2,775                2,775
10.625% 2006                                                                     9,465                9,465
Impress Metal Packaging Holdings BV 9.875% 2007                             DM14,000                       .10
Consumers International Inc. 10.25% 2005 (6)                                    $8,125                     .09
Anchor Glass Container Corp.:                                                                              .09
11.25% 2005                                                                      7,000                7,315
9.875% 2008                                                                      1,000                   945
Graham Packaging Co.:                                                                                      .08
8.75% 2008                                                                       3,625                3,661
0%/10.75% 2009 (1)                                                               5,975                4,153
CellNet Data Systems, Inc. Units 0%/14.00% 2007 (1)(4)                          26,561                     .05
Ball Corp. 7.75% 2006 (2)                                                        3,500                     .04
Teletrac Holdings, Inc. Units 14.00% 2007 (4)(5)                                 6,850                     .03
MC-Cuernavaca Trust 9.25% 2001 (1)(2)                                            3,109                     .02
Key Plastics, Inc. 10.25% 2007                                                   1,000                     .01
                                                                                                           .64

INDUSTRIAL COMPONENTS
BREED Technologies Inc. 9.25% 2008 (2)                                          28,750                     .27
Hayes Wheels International Inc. 9.125% 2007                                     11,000                     .12
Tekni-Plex, Inc. 9.25% 2008                                                      7,500                     .08
Hayes Lemmerz International, Inc. 8.25% 2008 (2)                                 5,000                     .05
                                                                                                           .52

FOOD & FOOD PRODUCTS
Nabisco, Inc.:                                                                                             .23
7.05% 2007                                                                       8,500                8,720
7.55% 2015                                                                      13,000              13,270
Fage Dairy Industry SA 9.00% 2007                                               10,000                     .09
Gruma, SA de CV 7.625% 2007                                                      8,000                     .07
Home Products International, Inc. 9.625% 2008                                    6,000                     .06
Favorite Brands International, Inc. 10.75% 2006 (2)                              1,750                     .02
                                                                                                           .47

AUTOMOTIVE
Ford Motor Credit Co. 5.25% 2008                                            DM32,000                       .21
General Motors Corp. 9.45% 2011                                                $12,000                     .16
                                                                                                           .37

BEVERAGES & TOBACCO
Canandaigua Wine Co., Inc.:                                                                                .15
Series C, 8.75% 2003                                                             7,500                7,725
8.75% 2003                                                                       6,000                6,150
Standard Commercial Tobacco Co., Inc. 8.875% 2005                               11,750                     .12
Delta Beverage Group, Inc. 9.75% 2003                                           $4,750                     .05
Sparkling Spring Water Group Ltd. 11.50% 2007                                    3,750                     .04
                                                                                                           .36

MACHINERY & ENGINEERING
John Deere Capital Corp. 8.625% 2019                                            16,850                     .20
United Defense 8.75% 2007                                                        2,790                     .03
                                                                                                           .23

PROTECTION SERVICES
Protection One Alarm Monitoring, Inc.:                                                                     .19
6.75% convertible debentures 2003                                                5,000                5,800
13.625% 2005                                                                    11,074              12,569
                                                                                                           .19

APPLIANCES & HOUSEHOLD GOODS
Lifestyle Furnishings International Ltd. 10.875% 2006                            9,250                     .11
Salton/Maxim Housewares, Inc. 10.75% 2005 (2)                                    8,000                     .08
                                                                                                           .19

TEXTILES & APPAREL
Tultex Corp.:                                                                                              .10
10.625% 2005                                                                    11,500                5,175
9.625% 2007                                                                     11,500                4,830
WestPoint Stevens Inc. 7.875% 2005                                               1,000                     .01
                                                                                                           .11

DATA PROCESSING & REPRODUCTION
First International Computer Corp. 1.00%                                         3,000                     .04
convertible debentures 2004 (2)

OTHER
Cendant Corp. 7.75% 2003                                                        25,500                     .27
EarthWatch Inc. Units 12.50% 2001 (2)(4)(5)(8)                                  12,000                     .10
Allied Waste North America, Inc.: (2)                                                                      .06
7.375% 2004                                                                      4,000                4,020
7.625% 2006                                                                      2,000                2,015
Safety-Kleen Services, Inc. 9.25% 2008                                             250                     .00
                                                                                                           .43

FINANCE
BANKS & THRIFTS
Capital One Bank:                                                                                          .72
6.97% 2002                                                                       5,000                5,001
6.375% 2003                                                                     15,000     14,700
6.40% 2003                                                                       5,600                5,509
6.78% 2005                                                                      10,000                9,828
7.15% 2006                                                                      11,000              11,057
6.70% 2008                                                                      10,000                9,670
Capital One Capital I 6.769% 2027 (2)(6)                                        10,000                8,454
Capital One Financial Corp. 7.25% 2003                                           5,000                4,952
Tokai Preferred Capital Co. LLC, Series A,                                      75,500                     .67
9.98% noncumulative preferred (2)
BNP U.S. Funding LLC, Series A, 7.738%                                          64,000                     .65
noncumulative preferred (2)
SocGen Real Estate Co. LLC, Series A,                                           62,500                     .60
7.64%/8.406% 2049 (1) (2)
MBNA Corp., MBNA:                                                                                          .59
6.75% 2008                                                                       2,500                2,475
Capital A, Series A, 8.278% 2026                                                28,000     28,727
Capital B, Series B, 6.019% 2027(6)                                             30,000              24,924
Fuji JGB Investment LLC, Series A, 9.87%                                        56,000                     .42
 noncumulative preferred  (2)
Bankers Trust New York Corp.:
8.25% 2005                                                                      10,000                     .41
6.70% 2007                                                                      20,000     20,665
7.90% 2027                                                                       5,000                5,245
BT Preferred Capital Trust II 7.875% 2027                                        1,500                1,565
NB Capital:                                                                                                .36
Trust IV 8.25% 2027                                                              3,000                3,401
Corp. 8.35% exchangeable depositary shares                           1,200,000 SHARES      31,200
Skandinaviska Enskilda Banken:                                                                             .33
6.875% 2009                                                                     $8,250                8,663
7.50% (undated) (6)                                                             24,000              23,047
IBJ Preferred Capital Co. LLC, Series A,                                        35,450                     .33
8.79% noncumulative preferred  (2)
Advanta Corp.:                                                                                             .30
Series D, 6.54% 2000                                                            10,600              10,070
Series D, 6.60% 2000                                                             6,000                5,719
Series B, 7.00% 2001                                                             4,000                3,709
Series D, 6.925% 2002                                                            2,500                2,172
6.925% 2002                                                                      2,000      1,738
Advanta Capital Trust I 8.99% 2026                                              10,000                5,000
Washington Mutual Capital I Subordinated                                        22,000                     .27
Capital Income Securities 8.375% 2027
Great Western Financial Trust II, Series A, 8.206% 2027                          2,055                2,318
Paribas, New York Branch 6.95% 2013                                             25,000                     .26
Barnett Capital I 8.06% 2026                                                    20,000                     .24
HSBC America Capital 8.38% 2027 (2)                                             19,375                     .21
Royal Bank of Scotland 8.375% 2007                                       POUNDS9,400                       .19
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                          $15,000                     .17
Riggs Capital TrustII 8.625% 2026 (2)                                            1,500      1,525          .17
Riggs National Corp.:
8.625% 2026                                                                      3,900      3,964
8.875% 2027 (2)                                                                 10,000              10,519
Bayerische Vereinsbank 5.50% 2008                                           DM24,000                       .16
Chevy Chase Bank, FSB 9.25% 2005                                                $2,000                     .15
Chevy Chase Preferred Capital Corp. 10.375%                           242,900 SHARES                12,692
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                 $12,500                     .14
Abbey National PLC 6.70% (undated) (6)                                          12,500                     .13
Chase Capital I, Capital Securities, Series A, 7.67% 2026                        6,000      6,457          .13
Chase Capital II, Global Floating Rate Capital Securities, (6)                   6,000                5,672
 Series B, 5.719% 2027
Fleet Financial Group, Inc. 6.375% 2008                                          1,000                     .13
Fleet Capital Trust II 7.92% 2026                                                1,000                1,111
Fleet Capital Trust V 6.226% 2028 (6)                                           10,000      9,901
Bankunited Capital Trust, Bankunited Financial Corp., 10.25% 2026               10,000                     .11
J.P. Morgan & Co. Inc., Series A, 5.861% 2012 (6)                               10,000                     .09
Korea Development Bank:                                                                                    .07
7.125% 2001                                                                      1,000                   948
6.625% 2003                                                                        750        670
7.375% 2004                                                                      6,000                5,475
Fuji International Finance (Bermuda) Trust,                                     10,000                     .07
Fuji Bank, Ltd. 7.30% (undated) (6)
Den Danske Bank 7.40%/7.961% 2010 (1)(2)                                         6,000                     .07
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred  (2)                6,000                     .06
Bay View Capital 9.125% 2007                                                     5,500                     .06
MBI Finance 0% convertible debentures 2001                                       6,000                     .04
PNC Institutional Capital B, PNC Financial Corp. 8.315% 2027 (2)                 3,000                     .04
Svenska Handelsbanken 8.125% 2007                                                1,000                     .01
Kansallis-Osake-Pankki 10.00% 2002                                               1,000                     .01
Banco General, SA 7.70% 2002 (2)                                                   500                     .00
                                                                                                          8.36

REAL ESTATE
CarrAmerica Realty Corp.:                                                                                  .42
6.875% 2008                                                                     16,000     15,243
Series C, 8.55% cumulative redeemable preferred                       400,000 SHARES                  8,925
Series B, 8.57% cumulative redeemable preferred                                700,000              15,750
Land Securities PLC 9.00% 2000                                          POUNDS12,000                       .30
ProLogis Trust (formerly Secruity Capital Industrial Trust):                                               .29
7.25% 2002                                                                      $1,000        995
7.05% 2006                                                                       5,000                4,879
7.875% 2009                                                                      7,500                7,498
Series D, 7.92% preferred                                             380,000 SHARES        9,358
Archstone Communities Trust (formerly Security                                                             .13
Capital Pacific Trust):
7.20% 2013                                                                     $13,500              12,380
Series C, 8.625% convertible preferred                                200,000 SHARES                  5,100
EOP Operating LP:                                                                                          .17
6.75% 2008                                                                     $11,500     11,308
7.25% 2018                                                                       5,000                4,723
Irvine Co. 7.46% 2006(5)                                                        17,000                     .17
ERP Operating LP:                                                                                          .13
7.57% 2026                                                                       8,000      8,228
7.95% 2002                                                                       3,750                3,890
Shopping Center Associates 6.75% 2004 (2)                                       12,000                     .12
Irvine Apartment Communities, LP 7.00% 2007                                      9,500                     .09
Beverly Finance Corp. 8.36% 2004 (2)                                             7,500                     .09
IAC Capital Trust, Series A, 8.25% TOPRS preferred                    300,000 SHARES                       .08
Simon DeBartolo Group, Inc., Series C, 7.89% preferred                         150,000                     .07
cumulative step-up premium rate
Duke Realty Investments, Inc., Series B, 7.99% preferred                       150,000                     .07
cumulative step-up premium rate
New Plan Realty Trust, Series A, 7.80% preferred                               112,500                     .06
cumulative step-up premium rate
Wellsford Residential Property Trust:                                                                      .02
7.25% 2000                                                                      $1,000      1,009
7.75% 2005                                                                       1,000                1,043
                                                                                                          2.21

FINANCIAL SERVICES
AT&T Capital Corp. 6.60% 2005                                                   30,000                     .30
Newcourt Credit Group Inc., Series A, 7.125% 2003 (2)                           10,000                     .10
Household Finance Corp.:                                                                                   .36
5.519% 2005 (6)                                                                  8,000      7,783
6.40% 2008                                                                      25,750              26,588
Nykredit 6.00% 2029                                                       DKr107,685                       .17
Wilshire Financial Services Group, Inc.:                                                                   .17
13.00% 2004                                                                     $4,000      1,080
13.00% 2004                                                                     11,500                3,105
Series A, 13.00% 2004 (5)                                                       20,000              12,000
AB Spintab:                                                                                                .12
6.00% 2009                                                                 SKr23,000                  3,068
7.50% (Undated) (2)(6)                                                          $8,500                8,617
Halifax Building Society 8.75% 2006                                      POUNDS5,500                       .11
Ocwen Financial Corp. 12.00% 2005                                               $6,000                     .11
Ocwen Capital Trust I 10.875% 2027                                               6,500                5,005
Associates Corp. of North America 5.85% 2001                                    10,000                     .11
Providian Financial Corp. 9.525% 2027(2)                                         7,000                     .07
Wharf Capital International, Ltd. 8.875% 2004                                    7,457                     .07
Amresco, Inc. 9.875% 2005                                                        8,950                     .07
Green Tree Financial Corp. 6.50% 2002                                            4,000                     .04
Lend Lease (US) Finance Inc. 6.75% 2005                                          1,500                     .02
                                                                                                          1.82

INSURANCE
C$                                                                          C$16,000                       .11
Jefferson Pilot Corp. 8.14% 2046(2)                                             $6,000                     .07
                                                                                                           .18

COLLATERALIZED MORTGAGE/ASSET - BACKED OBLIGATIONS
(Excluding Those Issued by Federal Agencies)(7)
Morgan Stanley Capital I Inc.:                                                                            1.18
Series 1998-1, Class A-5, 6.75% 2013                                            17,449     17,449
Series 1995-GA1, Class A-1, 7.00% 2002(2)                                        5,441                5,502
Series 1998-HF1, Class A-1, 6.19% 2007(6)                                       34,447              35,039
Series 1996-WF1, Class A-1, 7.00% 2028(2)(6)                                     9,548                9,641
Series 1998-WF2, Class A-1, 6.34% 2030(6)                                        9,699                9,930
Series 1998-HF2, Class A-2, 6.48% 2030                                          34,000              35,295
Chase Commercial Mortgage Securities Corp.:                                                                .89
Series 1996-1, Class A1, 7.60% 2005                                              4,667                4,967
Series 1997-I, Class A1, 7.27% 2029                                              6,856                7,138
Series 1998-1, Class A1, 6.34% 2030                                             30,829              31,474
Series 1998-2, Class A-2, 6.39% 2030                                            32,000     32,954
Series 1998-2, Class E, 6.39% 2030                                              10,000                8,671
DLJ Mortgage Acceptance Corp.:                                                                             .87
Series 1997-CF1, Class A1A, 7.40% 2006(2)                                        6,333                6,642
Series 1996-CF2, Class A1B, 7.29% 2021(2)                                       11,200              11,797
Series 1995-CF2, Class A1B, 6.85% 2027(2)                                       30,845     31,829
Series 1996-CF1, Class A1A, 7.28% 2028                                           9,428                9,755
Series 1998-CF1, Class A-1A, 6.14% 2006(6)                                      22,797              23,037
Green Tree Financial Corp, pass-through certificates:                                                      .75
Series 1994-A, Class NIM,  6.90% 2004                                            4,121                4,131
Series 1995-A, Class NIM,  7.25% 2005                                            8,845                8,885
Series 1993-2, Class B, 8.00%  2018                                              2,250                2,123
Series 1997-A, Class HI-M1,  7.47% 2023                                          1,000                1,027
Series 1995-8, Class B2, 7.65% 2026                                              4,000                3,430
Series 1995-6, Class B2, 8.00% 2026                                              2,450                2,239
Series 1995-9, Class A-5,  6.80% 2027                                            8,000                8,100
Series 1996-7, Class A6, 7.65% 2027                                              2,100                2,212
Series 1996-6, Class B2, 8.35% 2027                                             10,611                9,932
Series 1997-1, Class A-5,  6.86% 2028                                            1,500                1,538
Series 1996-10, Class A-6, 7.30% 2028                                            8,500                8,851
Series 1998-4, Class B2, 8.11% 2028                                             13,350     11,648
Series 1997-6, Class A6, 6.90% 2029                                              7,500                7,699
GMAC Commercial Mortgage Securities, Inc.:                                                                 .66
Series 1997-C1, Class A1, 6.83% 2003                                            23,979              24,578
Series 1997-C1, Class A3, 6.869% 2007                                           35,000              37,079
Series 1996-C1, Class A2A, 6.79% 2028                                              866        885
CSFB Finance Co. Ltd., Series 1995-A, 7.142% 2005(2)(6)                         36,775                     .63
CSFB, Series 98-FL1, Class E, 6.397% 2013(2)(6)                                 10,000                9,739
CS First Boston Mortgage Securities Corp., Series 1998-C1,                      16,295              16,629
Class A-1A, 6.26% 2040
Norwest Asset Securities Corp.:                                                                            .46
Series 1998-8, Class A-1, 6.50% 2013                                            34,156              34,262
Series 1998-31, Class A-1, 6.25% 2014                                            9,775      9,761
Asset Securitization Corp.:                                                                                .42
Series 1996-D3, Class A-1B, 7.21% 2026                                           3,000      3,147
Series 1997-D4, Class A-1A, 7.35% 2029                                           9,476                9,782
Series 1997-D5, Class A-PS1, interest only, 1.385% 2043(6)                     277,376              26,905
Merrill Lynch Mortgage Investors, Inc.,                                                                    .41
Mortgage Pass-Through Certificates:(6)
Series 1995-C2, Class A-1, 7.189% 2021                                           5,770      5,866
Series 1995-C2, Class D, 7.959% 2021                                               579                   593
Series 1995-C3, Class A-1, 6.762% 2025                                           2,283                2,332
Series 1995-C3, Clas  A-3, 7.062% 2025                                          15,855              16,524
Series 1996-C2, Class A-1, 6.69% 2028                                           13,397     13,801
The Money Store Trust:                                                                                     .41
Series 1996-D, Class A-12, 6.37% 2011                                           20,000     20,012
Series 1997-1, Class A-2, 6.81% 2011                                            15,000              15,037
Series 1996-D, Class A-14, 6.985% 2016                                           4,000                4,062
Structured Asset Securities Corp., pass-through certificates:                                              .37
Series 1998-RF2, Class A, 8.572% 2027(2)(6)                                     23,810              25,567
Series 1998-RF1, Class A,  8.696% 2027(2)(6)                                     3,992                4,303
Series 1996-CFL, Class A1C, 5.944% 2028(6)                                       1,942      1,938
Series 1996-CFL, Class D, 7.034% 2028                                            2,950                2,941
Series 1996-CFL, Class A2A, 7.75% 2028(6)                                          728                   728
ComEd Transitional Funding Trust, Transitional                                                             .35
 Funding Trust Note:
Series 1998, Class A-4, 5.39%, 2005                                              6,000      5,965
Series 1998, Class A-5, 5.44% 2007                                              21,500              21,334
Series 1998, Class A-6, 5.63% 2009                                               6,000                5,956
First USA Credit Card Master Trust, Class A                                                                .31
Floating Rate (2)(6)
Asset Backed Certificates:
Series 1998-7, 6.151% 2004                                                       4,000      3,912
Series 1998-4, 6.051% 2008                                                      15,000     14,511
Series 1998-8, 6.451% 2008                                                       4,400                4,298
Series 1997-4, 6.274% 2010                                                       6,630                6,543
Sears Credit Account Master Trust II, Series                                    25,300                     .26
1998-2, Class A, 5.25% 2008
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,                      19,592                     .21
Class A-1,  6.22% 2031
DLJ Commercial Mortage Corp., Commercial Mortgage                                                          .21
Pass-Through Certificates:
Series 1998-CF2, Class A-1B, 6.24% 2031                                         10,000     10,188
Series 1998-CF2, Class B-1, 7.066% 2031(6)                                       9,538                9,520
Structured Asset Notes Transaction, Ltd., Series 1996-A, (2)                    17,891                     .19
Class A1, 7.156% 2003
Commercial Mortgage Acceptance Corp.:                                                                      .18
Series 1998-C2, Class A-1, 5.80% 2006                                            4,925      4,970
Series 1998-C1, Class A-1, 6.23% 2007                                           12,206              12,443
Resolution Trust Corp.:                                                                                    .18
Series 1991-M5, Class B, 9.00% 2017                                              1,683      1,683
Series 1993-C1, Class D, 9.45% 2024                                              9,352                9,352
Series 1993-C1, Class E, 9.50% 2024                                                155                   155
Series 1993-C2, Class C, 8.00% 2025                                              3,000                2,999
Series 1993-C2, Class D, 8.50% 2025                                              2,732                2,724
Ocwen Residential MBS Corp., Series 1998-R1,                                    16,699                     .18
 Class AWAC, 1.083% 2027(2)(6)
Nomura Asset Securities Corp., Series 1998-D6,                                  15,905                     .17
ClassA-A1, 6.28% 2030(6)
EquiCredit Funding Asset Backed Certificates, Series 1996-A,                    15,790                     .17
Class A2, 6.95% 2012
G E Capital Mortgage Services, Series 1994-15,                                  16,376                     .17
Class A10, 6.00% 2009
IMC Home Equity Loan Trust, Series 1996-4,                                      15,585                     .16
Class A3, 6.81% 2011
Chase Manhattan Credit Card Master Trust, Series                                15,000                     .16
1996-4, Class A, 6.73% 2003
FIRSTPLUS Home Loan Owner Trust:                                                                           .16
Series 1997-1, Class A-7, 7.16% 2018                                            10,000     10,173
Series 1997-3, Class B-1, 7.79% 2023                                             5,000                4,764
Asset-Backed Securities Investment Trust,                                       10,534                     .11
Series 1997-D, 6.79% 2003(2)
Grupo Financiero Banamex Accival, SA de CV 0% 2002                              11,856                     .11
LB Commerical Mortgage Trust, Series 1998-C1,                                    9,994                     .11
Class A1, 6.33% 2030
Metris Master Trust, Series 1998-1A, Class C,                                   10,000                     .10
6.412% 2005(2)(6)
Prudential Home Mortgage Securities Co., Inc.:                                                             .10
Series 1993-34, Class A-1, 7.00% 2023                                            5,216      5,206
Series 1993-48, Class A-6, 6.25%  2008                                           4,466                4,416
Residental Asset Securitization Trust, Series 1997-A3,                           9,267                     .10
Class B1, 7.75% 2027
PNC Mortgage Securities Corp., Series 1998-10,                                   9,597                     .10
Class 1-B1, 6.50% 2028(2)
Ditech Home Loan Owner Trust, Series 1998-1, Class B1, 9.50% 2029               10,500                     .10
Bear Stearns Commercial Mortgage Securities Inc.,                                8,767                     .10
Series 1998-C1, Class A-1, 6.34% 2007
Mortgage Capital Funding, Inc., Series 1998-MC1,                                 8,158                     .09
Class A-1, 6.417% 2030
Bear Asset Trust Securities, Series 1997-1,                                      7,853                     .08
Class A, 6.686% 2006(2)
Green Tree Recreational, Equipment and Consumer Trust,                           8,500                     .08
Series 1997-D, Class CTFS, 7.25% 2029
Collateralized Mortgage Obligation Trust,                                        6,546                     .07
Series 63, Class Z, 9.00% 2020
Residential Funding Mortgage Securities I, Inc.:                                                           .07
Series 1998-S17, Class M-1, 6.75% 2028                                           3,988                3,935
Series 1992-S6, Class A-10, 13.164%  2022(6)(9)                                  2,742                2,793
Travelers Mortgage Securities Corp., Series 1,                                   5,676                     .07
Class Z2, 12.00% 2014
Capstead Securities Corp. IV, Series 1992-4,                                     5,945                     .06
Class J, 19.277% 2022(6)(9)
Ryland Acceptance Corp. Four, Series 88, Class E,                                5,455                     .06
7.95% 2019
Chase Manhattan Bank, NA, Series 1993-I,                                         5,362                     .06
Class 2A5, 7.25% 2024
Standard Credit Card Master Trust I,                                             5,000                     .06
Series 1994-2, Class A, 7.25% 2008
Chase Credit Card Master Trust, Series 1996-4,                                   5,000                     .05
Class A, 5.665% 2006(6)
MBNA Master Credit Card Trust, Series 1998-E,                                    5,000      4,958          .05
Class C, 6.60% 2010(2)
GE Capital Mortgage Services, Inc.,                                              4,628      4,483          .05
Series 1994-9, Class A9, 6.50% 2024
Bear Stearns Structured Securities Inc., Series 1997-2, (2)(6)                   3,859                     .04
Class AWAC, 4.028% 2036
J.P. Morgan Commercial Mortgage Finance Corp.:                                                             .04
Series 1995-C1, Class A-2, 7.395% 2010(6)                                        1,000      1,021
Series 1996-C3, Class A-1, 7.33% 2028                                            1,550                1,621
Series 1997-C4, Class A-1, 6.939% 2028                                           1,137                1,152
Nationsbanc Montgomery Funding Corp., Series 1998-5,                             3,000                     .03
Class A-1, 6.00% 2013
Aames Mortgage Trust, Series 1996-D, Class A-1B, 6.34% 2012                      2,623                     .03
Financial Asset Securitization, Inc., Series 1997-NAM1,                          2,564                     .03
 Class B1, 7.75% 2027
UCFC Acceptance Corp., Series 1996-D1, Class A-4, 6.776% 2016                    2,400                     .03
Bombardier Capital Mortgage Securitization Corp.,                                2,000                     .02
Series 1998-A, Class A-3, 6.23%  2008
GS Mortgage Securities Corp., Series 1998-2,                                     1,187                     .01
Class M, 7.75% 2027 (2)
Blackrock Capital Finance LP, Series 1996-C2,                                    1,000                     .01
Class C, 7.888% 2026
GCC Home Equity Trust, Series 1990-1, Class A, 10.00%  2005                        927                     .01
                                                                                              1,15       12.14

GOVERNMENTAL
U.S. TREASURY OBLIGATIONS
9.125% May 1999                                                                  7,750                     .08
6.875% July 1999                                                                 6,000                     .06
6.00% August 2000                                                                5,000                     .05
7.75% February 2001                                                             27,500                     .31
13.125% May 2001                                                                21,500                     .27
3.625% July 2002(10)                                                            51,197                     .53
11.625% November 2002                                                           92,000                    1.20
6.25% February 2003                                                              1,250                     .01
10.75% May 2003                                                                  7,500                     .10
11.875% November 2003                                                           10,000                     .14
7.25% May 2004                                                                 185,820                    2.18
11.625% November 2004                                                          106,175                    1.50
7.50% February 2005                                                             27,730                     .33
6.50% May 2005                                                                   9,000                     .10
7.00% July 2006                                                                    465                     .01
6.50% October 2006                                                              27,000                     .31
3.375% January 2007(10)                                                         46,577                     .47
6.125% August 2007                                                               8,515                     .10
5.625% May 2008                                                                 40,000                     .45
8.75% November 2008                                                              7,500                     .09
9.125%  May 2009                                                                18,000                     .23
10.375% November 2009                                                           12,500                     .17
10.00% May 2010                                                                  7,500                     .10
10.375% November 2012                                                           15,000                     .22
12.00% August 2013                                                              10,000                     .16
7.50% November 2016                                                             32,000                     .42
8.875% August 2017                                                             194,350                    2.87
8.750% May 2020                                                                  4,270                     .06
7.875% February 2021                                                            19,250                     .27
8.125% May 2021                                                                 98,000                    1.39
6.375% August 2027                                                              20,750                     .25
                                                                                              1,37       14.43

FEDERAL AGENCY OBLIGATIONS
Mortgage Pass-Throughs(7)
Government National Mortgage Assn.:                                                                       5.31
6.00% 2028                                                                       1,968                1,951
6.50% 2008-2028                                                                 31,879              32,240
6.63% 2022-2023(6)                                                              10,297              10,450
6.88% 2022-2024(6)                                                              82,636              83,660
7.00% 2008-2026(6)                                                             194,238            198,480
7.50% 2007-2028                                                                 82,094              84,683
8.00% 2017-2026                                                                 26,535              27,648
8.50% 2020-2028                                                                 22,285              23,696
9.00% 2009-2022                                                                 17,907              19,269
9.50% 2009-2021                                                                 14,756              12,746
10.00% 2017-2019                                                                 6,384                6,931
10.50% 2015-2019                                                                   291                   319
11.00% 2013-2016                                                                   729                   815
12.00% 2014-2015                                                                 3,027                3,405
12.50% 2010-2015                                                                   582                   663
13.25% 2014                                                                         77                      88
Fannie Mae:                                                                                               2.27
6.00% 2013-2014                                                                 40,435              40,536
6.16% 2033(6)                                                                   28,243              28,411
6.50% 2013-2028                                                                 29,356              29,762
7.00% 2009-2028                                                                 46,845              47,799
7.50% 2009-2028                                                                  8,062                8,289
7.69% 2026(6)                                                                    9,562                9,794
8.00% 2023                                                                       1,889                1,965
8.28% 2002(6)                                                                    6,992                7,245
8.50% 2009-2027                                                                  6,663                6,979
9.00% 2018-2025                                                                  3,247                3,450
9.50% 2009-2025                                                                  2,895                3,096
10.00% 2018-2025                                                                 9,101                9,803
10.50% 2012-2019                                                                 2,893                3,161
11.00% 2015-2020                                                                 1,875                2,070
11.25% 2014                                                                         31                      34
11.50% 2010-2014                                                                   147                   165
12.00% 2015-2028                                                                   985                1,126
12.50% 2015                                                                      1,178                1,362
13.00% 2015-2028                                                                 9,432              11,215
15.00% 2013                                                                         45                      54
Freddie Mac:                                                                                               .68
6.00% 2013                                                                      13,959              14,007
7.50% 2012                                                                      15,919              16,367
8.00%  2003-2010                                                                 2,776                2,836
8.25% 2007                                                                       1,753                1,818
8.50% 2002-2020                                                                 18,411              19,222
8.75% 2008                                                                       2,176                2,283
9.00% 2021                                                                         574                   612
10.00% 2011-2019                                                                   147                   158
10.50% 2020                                                                      1,839                2,038
10.75% 2010                                                                         66                      72
11.50% 2000                                                                         18                      20
12.00% 2016-2017                                                                 2,189                2,493
12.50% 2015-2019                                                                 1,985                2,288
12.75% 2019                                                                        359                   414
13.00% 2014                                                                         30                      35
13.50% 2018                                                                         10                      12
13.75% 2014                                                                         12                      14
                                                                                                          8.26

Collateralized Mortgage Obligations (7)
Fannie Mae:                                                                                                .43
Series 1991-146, Class Z, 8.00% 2006                                             4,771                4,923
Series 1990-93, Class G, 5.50% 2020                                                887                   871
Series 1991-2, Class Z, 6.50% 2021                                              15,584              15,662
Series 1993-247, Class Z, 7.00% 2023                                             4,230                4,281
Series 1994-4, Class ZA, 6.50% 2024                                              3,782                3,726
Series 1997-28, Class C, 7.00% 2027                                              7,000                7,168
Series 1998-W5, Class B3, 6.50% 2028(2)                                          4,900                4,318
Freddie Mac:                                                                                               .36
Series 1849, Class Z, 6.00% 2008                                                 5,836                5,794
Series 1716, Class A, 6.50% 2009                                                 4,750                4,772
Series 41, Class F, 10.00% 2020                                                  3,168                3,440
Series 178, Class Z, 9.25% 2021                                                  2,704                2,854
Series 1657, Class SA, 6.988% 2023(6)(9)                                         7,520                6,535
Series 1673, Class SA, 5.245% 2024(6)(9)                                         7,879                6,224
Series 1948, Class PJ, 6.65% 2027                                                3,000                3,019
Series 2030, Class F, 6.035% 2028(6)                                             2,152                2,161
                                                                                                           .79

Other
Fannie Mae:
7.70% 2004                                                                      12,500                     .29
Medium-Term Note, 6.75% 2028                                                    15,000              15,005
Federal Home Loan Bank Bonds:
6.27% 2004                                                                       5,000                     .16
7.013% 2007                                                                     10,000              10,080
                                                                                                           .45

GOVERNMENT & GOVERNMENTAL BODIES (EXCLUDING U.S. GOVERNMENT)
Hellenic Republic:                                                                                        1.22
8.90% 2004                                                              GRD4,900,000                18,759
2.90% 2007                                                              YEN1,270,000                11,439
8.80% 2007                                                              GRD6,500,000                25,835
6.95% 2008                                                                      $4,500                4,830
8.60% 2008                                                             GRD13,320,000                52,966
7.50% 2013                                                                     620,000                2,344
Canadian Government:                                                                                      1.06
9.00% 2004                                                                  C$20,000                15,806
4.25% 2021(10)                                                                  23,229              15,426
4.25% 2026(10)                                                                 105,154              69,936
Deutschland Republic:                                                                                      .87
8.00% 2002                                                                  DM34,050                23,541
5.25% 2008                                                                      90,000              59,595
Bundesrepublik:                                                                                            .78
7.125% 2003                                                                     22,250              15,201
7.50% 2004                                                                      32,000              22,997
Treuhandanstalt:
7.125% 2002                                                                     24,000              16,377
6.00% 2007                                                                      29,000              19,990
Japanese Government 1.50% 2008                                          YEN7,300,000                       .64
Spanish Government 6.00% 2008                                           Pta6,000,000                       .51
United Kingdom:                                                                                            .49
8.50% 2005                                                              POUNDS17,000                35,013
8.00% 2015                                                                      $5,000              11,782
Polish Government:                                                                                         .38
12.00% 2001                                                                PLZ20,000                  5,792
13.00% 2001                                                                     25,000                7,340
12.00% 2002                                                                      8,375                2,443
12.00% 2003                                                                     70,000              20,870
Norwegian Government 6.75% 2007                                           NOK155,000                       .23
Italian Government BTPS 6.00% 2007                                      Lr31,375,000                       .23
Netherland Government 5.50% 2028                                           NLG34,000                       .21
Kingdom of Denmark 6.00% 2009                                              DKr90,000                       .17
Ontario (Province of):                                                                                     .15
7.75% 2002                                                                      $3,500                3,773
5.50% 2008                                                                      10,750              10,791
New Zealand Government 4.50%  2016(10)                                     NZ$27,210                       .15
United Mexican States Government Eurobonds:                                                                .13
Global, 11.375% 2016                                                            $9,015                9,493
Series A, 6.25% 2019                                                             1,000                   778
Global, 11.50% 2026                                                              2,125                2,274
Argentina (Republic of):                                                                                   .12
Eurobonds, Series L, 6.188% 2005(6)                                                235                   199
Units 11.00% 2005(4)                                                             5,000                5,011
11.00% 2006                                                                      1,500                1,485
11.75% 2007                                                                 ARP2,650                  2,255
11.375% 2017                                                                    $1,500                1,504
9.75% 2027                                                                       1,050                   937
Swedish Government 6.50% 2008                                              SKr60,000                       .09
Quebec (Province of):                                                                                      .09
8.625% 2005                                                                     $2,250                2,587
13.25% 2014                                                                      5,500                6,035
Hungarian Government 13.00% 2003                                        HUF1,800,000                       .09
Panama (Republic of):(6)                                                                                   .07
Interest Reduction Bond 4.00% 2014(2)                                           $6,500                4,908
Past Due Interest Bond, 6.688% 2016(2)                                           1,582                1,186
Past Due Interest Eurobond 6.688% 2016                                             264                   198
Venezuela (Republic of):(6)                                                                                .03
Front Loaded Interest Reduction Bonds:
 Series A, 6.125% 2007                                                             810                   514
 Series B, 6.125% 2007                                                             202                   129
Eurobond 5.9375% 2007                                                            4,071                2,606
Mendoza (Province of) 10.00% 2007(2)                                             4,150                     .03
Philippines (Republic of):                                                                                 .03
8.875% 2008                                                                      1,750                1,748
8.75% 2016                                                                       1,000                   991
Manitoba (Province of) 9.625% 1999                                               2,000                     .02
Poland (Republic of) Past Due Interest                                           2,000                     .02
Registered Bond 5.00% 2014
Peru (Republic of) Past Due Interest Eurobond 4.00% 2017(6)                        750                     .00
Ecuador (Republic of) Past Due Interest:(6)                                                                .00
Registered Bond 6.625% 2015                                                        283                   115
Bearer Bond 6.625% 2015                                                            424                   173
Discount Bond 6.625% 2025                                                          250                   130
Brazil (Federal Republic of), Debt Conversion                                      500                     .00
Bond, Series L, 6.188% 2012(6)
                                                                                                          7.81

FLOATING RATE EURODOLLAR NOTES (UNDATED)(6)
Bank of Scotland 7.00% (2)                                                      30,000                     .31
National Westminster Bank PLC 7.75%                                             23,000                     .26
Canadian Imperial Bank of Commerce 5.813%                                       25,000                     .20
Standard Chartered Bank:
5.275%                                                                           5,000                     .13
5.625%                                                                          15,000                9,050
Bank of Nova Scotia 5.813%                                                      10,000                     .08
BCI U.S. Funding Trust I 8.01% (2)                                               8,000                     .08
Hongkong and Shanghai Banking Corp. 6.06%                                       10,000                     .08
Lloyds Bank (#2) 5.438%                                                          8,000                     .07
Allied Irish Banks Ltd. 5.75%                                                    7,000                     .06
Merita Bank Ltd. 7.15% (2)                                                       4,000                     .04
Midland Bank 5.375%                                                              5,000                     .04
Bergen Bank 5.813%                                                               5,000                     .04
National Bank of Canada 5.047%                                                   5,000                     .04
Christiana Bank Og Kreditkasse 5.625%                                            4,000                     .03
                                                                                                          1.46

OTHER SECURITIES & MISCELLANEOUS                                               Shares

STOCKS AND WARRANTS
NEXTEL Communications, Inc., Class A(11)                                       122,392                     .03
NEXTEL Communications, Inc. warrants, expire 1999 (5)(11)                       38,750
Verio Inc., warrants, expire 2004 (11)                                          52,200                     .03
Cellular Communications International, Inc.                                     15,071                     .02
warrants, expire 2003 (11)
CellNet Data Systems, Inc. (11)                                                219,400                     .01
NTL Inc., warrants, expire 2008 (2)(5)(11)                                      26,362                     .01
Protection One Alarm Monitoring, Inc. warrants, expire 2005 (2)(11)             54,400                     .01
ICG Communications, Inc. (formerly IntelCom Group,                              19,800                     .00
Inc.), warrants, expire 2005 (2)(11)
Discovery Zone, Inc. (5)(8)                                                     13,966                     .00
                                                                                                           .11

MISCELLANEOUS
Investment securities in initial period of acquisition                                                     .17

TOTAL BONDS, NOTES AND EQUITY SECURITIES (cost:  $8,993,173,000)                         8,922,440      93.53

                                                                            Principal     Market
                                                                              Amount       Value   Percent of
SHORT-TERM SECURITIES                                                           (000)       (000)  Net Assets

COMMERCIAL PAPER
Associates First Capital Corp.:
5.125 due 1/4/99                                                                25,000                     .67
5.31% due 1/14/99                                                               38,700              38,620
A .I. Credit Corp.:
5.05% due 1/5/99                                                                 7,600                     .53
5.02% due 1/6/99                                                                10,000                9,991
5.13%-5.15% due 1/14/99                                                         33,500              33,433
Johnson & Johnson 5.00% due 1/4/99(2)                                           50,000                     .52
Commercial Credit Co. 5.16% due 1/21/99                                         37,500                     .39
Ameritech Corp.:
5.00% due 1/11/99 (2)                                                           25,000                     .39
5.04% due 1/12/99 (2)                                                           12,000              11,980
American General Finance Corp. 5.32% due 1/19/99                                36,500                     .38
Household Finance Corp. 5.03 due 1/22/99                                        36,000                     .38
Xerox Capital (Europe) PLC 5.27% due 1/14/99                                    30,500                     .32
Amoco Co. 5.12% due  2/8/99                                                     30,000                     .31
Eastman Kodak Co.:
5.26% due 5.26% 1/12/99                                                         20,000                     .30
5.45% due 1/28/99                                                                9,000                8,962
Gillette Co. 5.10% due 1/4/99(2)                                                25,000                     .26
Lucent Technologies Inc. 5.03% due 1/8/99                                       25,000                     .26
St. Paul Companies Inc. 5.32% due 1/12/99(2)                                    25,000                     .26
Arco British Ltd. 5.14% due 1/15/99(2)                                          21,000                     .22
National Rural Utilities Cooperative Finance Corp.:
5.00% due 1/11/99                                                                1,500                     .22
5.00% due 2/11/99                                                               19,400              19,285
Chevron Transport Corp. 5.20% due 1/21/99(2)                                    20,000                     .21

TOTAL SHORT-TERM SECURITIES (COST $537,004,000)                                                           5.62
TOTAL INVESTMENT SECURITIES (COST $9,530,177,000)                                             9,45       99.15
Excess of cash and receivables over payables                                                               .85
NET ASSETS                                                                             $     9,540    100.00%


1  Step bond; coupon rate will increase at a later date.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers;
resale to the public may require registration.
3 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
4 Purchased as a unit; issue was separated but reattached for reporting purposes.
5 Valued under procedures established by the Board of Directors.
6 Coupon rate may change periodically.
7 Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities is shorter than the stated maturity.
8 Company not making interest or dividend payments;
bankruptcy proceedings pending.
9 Inverse floater, which is a floating-rate note whose interest rate moves in the opposite direction of prevailing interest rates.
10 Index-linked bond whose principal amount moves with a government retail price index.
11 Non-income-producing security.

See Notes to Financial Statements

The Bond Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at December 31,1998                                    (dollars in         thousands)
Assets:
Investment securities at market
 (cost: $9,530,177)                                                        $9,459,447
Cash                                                                           12,038
Receivables for--
 Sales of investments                                      $41,851
 Sales of fund's shares                                     23,979
 Dividends and accrued interest                            138,030            203,860
                                                      ------------    ---------------
                                                                            9,676,206
Liabilities:
Payables for--
 Purchases of investments                                  105,630
 Repurchases of fund's shares                               22,385
 Forward currency contracts                                  3,243
 Management services                                         2,641
 Accrued expenses                                            1,714            135,613
                                                      ------------    ---------------
Net Assets at at December 31,1998--
 Equivalent to $13.61 per share on
  701,079,276 shares of $1 par value
 capital stock outstanding (authorized
 capital stock - 1,000,000,000 shares)                                     $9,540,593
                                                                      ===============
STATEMENT OF OPERATIONS
for the year ended at December 31,1998                 (dollars in         thousands)
Investment Income:
Income:
 Interest                                                 $666,776
 Dividends from investment in stocks                        13,913           $680,689
                                                      ------------
Expenses:
 Management services fee                                    28,879
 Distribution expenses                                      22,380
 Transfer agent fee                                          5,411
 Reports to shareholders                                       173
 Registration statement and prospectus                         452
 Postage, stationery and supplies                              770
 Directors' fees                                                69
 Auditing and legal fees                                        58
 Custodian fee                                                 522
 Taxes other than federal income tax                            60
 Other expenses                                                 62             58,836
                                                      ------------    ---------------
Net investment income                                                         621,853
                                                                      ---------------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                              45,203
Net change in unrealized
 appreciation (depreciation) on:
 Investments                                              (217,264)
 Open forward currency contracts                            (8,303)
                                                      ------------
  Net unrealized depreciation                                                (225,567)
                                                                      ---------------
 Net realized gain and
  unrealized depreciation
  on investments                                                             (180,364)
                                                                      ---------------
Net Increase in Net Assets Resulting                                         $441,489
 from Operations                                                      ===============




STATEMENT OF CHANGES IN NET ASSETS                     (dollars in         thousands)

                                                        Year ended        December 31
                                                              1998               1997

Operations:
Net investment income                                     $621,853           $520,154
Net realized gain on investments                            45,203             99,025
Net unrealized (depreciation) appreciation
 on investments                                           (225,567)            44,044
                                                      ------------    ---------------
 Net increase in net assets
  resulting from operations                                441,489            663,223
                                                      ------------    ---------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net
  investment income                                       (612,126)          (526,643)
 Distributions from net realized gain
  on investments                                           (92,338)                 -
                                                      ------------    ---------------
Total dividends and distributions                         (704,464)          (526,643)
                                                      ------------    ---------------
Capital Share Transactions:
Proceeds from shares sold:
 219,927,964 and 159,869,358
 shares, respectively                                    3,045,786          2,214,949
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 40,515,125 and 28,414,675 shares,
 respectively                                              559,111            393,612
Cost of shares repurchased:
 143,192,216 and 113,580,749
 shares, respectively                                   (1,977,460)        (1,571,399)
                                                      ------------    ---------------
 Net increase in net assets
  resulting from capital share
  transactions                                           1,627,437          1,037,162
                                                      ------------    ---------------
Total Increase in Net Assets                             1,364,462          1,173,742

Net Assets:
Beginning of year                                        8,176,131          7,002,389
                                                      ------------    ---------------
End of year (including
 undistributed net investment
 income: $(1,158) and $11,969
 respectively)                                          $9,540,593         $8,176,131
                                                      ============    ===============



See Notes to Financial Statements



Notes To Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the- counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

 NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest and dividend income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

 FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. FEDERAL INCOME TAXATION - It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of December 31, 1998, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $70,730,000, of which $284,851,000 related to appreciated securities and $355,581,000 related to depreciated securities. During the year ended December 31, 1998, the fund realized, on a tax basis, a net capital gain of $60,804,000 on securities transactions. Net losses related to non-U.S. currency transactions of $23,368,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $9,530,177,000 at December 31, 1998.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES -

   INVESTMENT ADVISORY FEE - The fee of $28,879,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; 0.16% of such assets in excess of $3 billion but not exceeding $6 billion; 0.15% of such assets in excess of $6 billion but not exceeding $10 billion; and 0.14% of such assets in excess of $10 billion; plus 2.25% on the first $8,333,333 of the fund's monthly gross investment income; and 2.00% of such income in excess of $8,333,333. The Board of Directors approved this amended agreement effective November 1, 1998, which reduced the income-based fee from 3.00% on the first $450,000 of the fund's monthly gross investment income; 2.25% of such income in excess of $450,000 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333. In addition, CRMC agreed, effective September 1, 1998, to waive any fees in excess of what it would have received under the new fee schedule. Had such a waiver not taken place, the fee for management services would have been $28,886,000.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended December 31, 1998, distribution expenses under the Plan were limited to $22,380,000. Had no limitation been in effect, the fund would have paid $23,472,000 in distribution expenses under the Plan. As of December 31, 1998, accrued and unpaid distribution expenses were $1,714,000.

 American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $7,117,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,411,000.

 DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of December 31, 1998, aggregate amounts deferred and earnings thereon were $130,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES -
The fund made purchases and sales of investment securities, excluding short-term securities, of $7,141,553,000 and $5,478,437,000, respectively, during the year ended December 31, 1998.

 As of December 31, 1998, there was no accumulated undistributed net realized gain on investments and additional paid-in capital was $8,911,014,000. The fund reclassified $15,601,000 of realized currency losses from accumulated net realized losses to undistributed net investment income in the year ended December 31, 1998. The fund also reclassified $9,242,000 and $7,253,000 from accumulated net realized losses and undistributed net investment income, respectively, to additional paid-in capital in the year ended December 31, 1998.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $522,000 includes $315,000 that was paid by these credits rather than in cash.

 Net realized currency losses on interest and sales of non-U.S. bonds and notes, on a book basis, were $24,085,000 for the year ended December 31, 1998.

 At December 31, 1998, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                   Contract            Amount
                                                                -----------        ----------

Non-U.S. Currency Sales Contracts                                  Non-U.S.              U.S.

Australian Dollars                                  A$            2,489,000        $1,557,000
expiring 1/27/1999
British Pounds expiring                         Pounds           50,459,000        84,120,000
1/15/1999 to 8/10/1999
German Deutsche Marks                               DM           91,333,000        54,885,000
expiring 1/28/1999 to 3/11/1999
Japanese Yen expiring 2/24/1999                    Yen        1,000,000,000         8,403,000
New Zealand Dollars expiring                       NZ$           25,798,000        13,557,000
1/15/1999 to 1/27/1999
                                                                                   ----------

                                                                                 $162,522,000
                                                                                    =========

                                                            U.S. Valuations       at 12/31/98
                                                                 ----------        ----------
                                                                                   Unrealized
                                                                                 Appreciation
                                                                     Amount    (Depreciation)

Non-U.S. Currency Sales Contracts                                $1,525,000           $32,000

Australian Dollars                                               83,596,000           524,000
expiring 1/27/1999
British Pounds expiring                                          54,865,000            20,000
1/15/1999 to 8/10/1999
German Deutsche Marks                                             8,861,000          (458,000)
expiring 1/28/1999 to 3/11/1999                                  13,580,000           (23,000)
Japanese Yen expiring 2/24/1999
New Zealand Dollars expiring                                     ----------        ----------
1/15/1999 to 1/27/1999
                                                               $162,427,000           $95,000
                                                                  =========         =========

Per-Share Data and Ratios


                                                                    Year      ended   December         31
                                                           1998      1997      1996       1995       1994
Net Asset Value, Beginning of Year                      $14.00    $13.75     $13.88     $12.69     $14.45
                                                       -------   -------    -------    -------    -------
 Income from Investment Operations:
  Net investment income                                   0.94      0.98       1.02       1.05       1.05
  Net gains or losses on securities (both                (0.24)     0.25      (0.13)      1.18      (1.76)
   realized and unrealized)                            -------   -------    -------    -------    -------
   Total from investment operations                       0.70      1.23       0.89       2.23      (0.71)
                                                       -------   -------    -------    -------    -------

 Less Distributions:
  Dividends (from net investment income)                 (0.95)    (0.98)     (1.02)     (1.04)     (1.05)
  Distributions (from capital gains)                     (0.14)        -          -          -          -
                                                       -------   -------    -------    -------    -------
   Total distributions                                   (1.09)    (0.98)     (1.02)     (1.04)     (1.05)
                                                       -------   -------    -------    -------    -------
Net Asset Value, End of Year                            $13.61    $14.00     $13.75     $13.88     $12.69
                                                       =======   =======    =======    =======    =======

Total Return*                                            5.17%     9.24%      6.71%     18.25%    (5.02%)

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                  $9,541    $8,176     $7,002     $6,290     $4,941
 Ratio of expenses to average net assets                 0.66%     0.68%       .71%       .74%       .69%
 Ratio of net income to average net assets               6.94%     6.95%      7.47%      7.87%      7.77%
 Portfolio turnover rate                                66.25%    51.96%     43.43%     43.80%     56.98%


*Excludes maximum sales charge of 4.75%

Independent Auditors' Report

To the Board of Directors and Shareholders of The Bond Fund of America, Inc.:
We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "fund"), including the investment portfolio as of December 31,1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Los Angeles, California
January 29, 1999

Tax Information (unaudited)

 We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

 Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 2% of the dividends paid by the fund from net investment income represent qualifying dividends.

 Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 15% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

 Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

 The fund designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.
Shareholders should consult their tax advisers.


BOARD OF DIRECTORS

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer, The Mission Group;
former President, Southern California
Edison Company

DON R. CONLAN
South Pasadena, California
President (retired), The Capital Group
Companies, Inc.

DIANE C. CREEL
Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

MARTIN FENTON
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

LEONARD R. FULLER
Marina del Rey, California
President, Fuller Consulting
(management consultants)

ABNER D. GOLDSTINE
Los Angeles, California
President of the fund
Senior Vice President and Director,
Capital Research and
Management Company

PAUL G. HAAGA, JR.
Los Angeles, California
Chairman of the Board of the fund
Executive Vice President and Director,
Capital Research and
Management Company

HERBERT HOOVER III
San Marino, California
Private investor

RICHARD G. NEWMAN
Los Angeles, California
Chairman of the Board, President and
Chief Executive Officer, AECOM Technology
Corporation (architectural engineering)

OTHER OFFICERS

DAVID C. BARCLAY
Los Angeles, California
Vice President of the fund
Senior Vice President,
Capital Research Company;
Vice President, Capital Research
and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the fund
Senior Vice President - Fund Business
Management Group,
Capital Research and
Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the fund
Vice President, Capital Research
and Management Company

JULIE F. WILLIAMS
Los Angeles, California
Secretary of the fund
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

ANTHONY W. HYNES, JR.
Brea, California
Treasurer of the fund
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

KIMBERLY S. VERDICK
Los Angeles, California
Assistant Secretary of the fund
Assistant Vice President - Fund
BusinessManagement Group,
Capital Research and
Management Company

TODD L. MILLER
Brea, California
Assistant Treasurer of the fund
Assistant Vice President - Fund
Business Management Group,
Capital Research and
Management Company

PETER C. VALLI
retired from the Board of Directors
effective March 17, 1998. He had been
a Director of the fund since 1991.
The Directors thank him for his many
contributions to the fund.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017-2472

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

Printed on recycled paper
Litho in USA CD/GRS/3914
Lit. No. BFA-011-0299

[back cover photo:  various currency]